Acquisition of Stingray Entities - Pro Forma (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Revenues			$ 381,868,708
Net loss			(9,438,437)
Pressure Pumping
Business Acquisition [Line Items]
Revenues	$ 123,731,680	$ 166,869,663	17,731,317
Net income (loss)	2,595,648	4,143,252	(561,179)
Logistics
Business Acquisition [Line Items]
Revenues	44,916	0	0
Net income (loss)	(4,708,980)	(5,291,132)	(537,499)
Reportable Legal Entities | Pressure Pumping
Business Acquisition [Line Items]
Revenues	123,736,030	166,869,663	17,731,317
Net income (loss)	(2,207,333)	(4,870,645)	(1,612,370)
Reportable Legal Entities | Logistics
Business Acquisition [Line Items]
Revenues	4,393,991	5,922,131	635,024
Net income (loss)	(367,927)	630,999	97,525
Eliminations | Pressure Pumping
Business Acquisition [Line Items]
Revenues	(4,350)	0	0
Net income (loss)	4,802,981	9,013,897	1,051,191
Eliminations | Logistics
Business Acquisition [Line Items]
Revenues	(4,349,075)	(5,922,131)	(635,024)
Net income (loss)	$ (4,341,053)	$ (5,922,131)	$ (635,024)